RESULTS FOR THE YEAR - A reconciliation of Genmab's effective tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESULTS FOR THE YEAR
Net result before tax	kr 2,859	kr 1,612	kr 1,064
Computed 22% (2018 & 2017: 22%)	629	355	234
Recognition of previously unrecognized tax losses and deductible temporary differences	(19)	(267)	(286)
Non-deductible expenses/non-taxable income and other permanent differences, net	75	53	14
All other	8	(1)	(2)
Total tax effect	64	(215)	(274)
Total tax expense (income)	693	140	(40)
Total tax for the period in shareholders' equity	kr (24)	kr (89)	kr (72)
Applicable tax rate	22.00%	22.00%	22.00%